RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember			srt:AffiliatedEntityMember
Total revenues	¥ 11,426	$ 1,572	¥ 10,010
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Allowance for expected credit losses	(62)			¥ (63)
Total	279			235
Due to related party	119			77
Related party | Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	213			174
Due to related party	86			48
Related party | Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	150		102
Related party | Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	10		9
Related party | Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	68		9
Related party | Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	44			45
Related party | Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	6		4
Related party | Huamai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	19			22
Related party | Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	14			14
Related party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	41			34
Due to related party	20			13
Related party | Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	10			9
Due to related party	13			¥ 16
Related party | Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	18		17
Related party | Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	11		4
Related party | Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	3		2
Related party | Sheen Star | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues			3
Related party | Azure | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 11		¥ 7